Accounts Receivable	12 Months Ended
Dec. 31, 2012
Accounts Receivable
4.	ACCOUNTS RECEIVABLE

	December 31,
	2012	2011
Trade receivables	$1,438	$—
Refundable taxes	2,851	1,942
Insurance proceeds	500	12,913
Accrued interest	112	299
Savage River receivable (Note 3)	—	13,000
Other	2,746	5,135

	$7,647	$33,289